Schedule of Investments

January 31, 2025 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Common Stock (98.6%)
Communication Services (9.2%)
AT&T	26,100	$619
Cogeco Communications	1,900	80
Comcast, Cl A	9,000	303
Fox	4,000	205
SK Telecom ADR	4,900	105
T-Mobile US	600	139
Verizon Communications	14,800	583
		2,034

Consumer Discretionary (6.0%)
AutoZone*	40	134
BorgWarner	5,000	160
Canadian Tire, Cl A	1,100	124
eBay	4,100	277
H&R Block	4,000	221
Honda Motor ADR	8,700	247
Mattel*	9,600	179
		1,342

Consumer Staples (11.6%)
Altria Group	5,200	271
Archer-Daniels-Midland	3,500	179
Bunge Global	1,700	129
Campbell Soup	3,800	147
Conagra Brands	6,900	179
General Mills	4,300	259
Ingredion	1,200	164
Kellanova	3,200	262
Kraft Heinz	8,100	242
Kroger	7,888	486
Molson Coors Beverage, Cl B	4,700	257
WK Kellogg	1,100	18
		2,593

Energy (3.8%)
Chevron	1,800	269
Eni ADR	6,900	194
ExxonMobil	2,800	299
TotalEnergies ADR	1,600	93
		855

Financials (12.6%)
Aflac	2,000	215
Axis Capital Holdings	1,800	164
Bank of New York Mellon	6,000	516
Bank of Nova Scotia	1,500	77
Berkshire Hathaway, Cl B*	200	94
Canadian Imperial Bank of Commerce	2,800	176
Everest Group	400	139
Federated Hermes, Cl B	3,200	127
Hartford Financial Services Group	3,100	345

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Financials (continued)
Loews	1,300	$111
MetLife	1,100	95
MGIC Investment	4,300	110
Old Republic International	6,500	238
Sixth Street Specialty Lending	4,700	105
Unum Group	2,000	153
Western Union	16,800	173
		2,838

Health Care (15.4%)
Bristol-Myers Squibb	5,100	301
Cardinal Health	2,600	322
Cigna Group	500	147
CVS Health	4,300	243
Exelixis*	7,700	255
Gilead Sciences	5,100	497
GSK ADR	5,800	205
Incyte*	2,900	215
Jazz Pharmaceuticals*	1,300	162
Johnson & Johnson	1,600	243
McKesson	300	178
Merck	3,100	305
Organon	1,300	20
Pfizer	3,800	101
Sanofi ADR	2,300	125
United Therapeutics*	400	140
		3,459

Industrials (7.5%)
Allison Transmission Holdings	2,400	282
Brink's	1,170	109
CSG Systems International	3,700	218
Cummins	900	321
Lockheed Martin	500	231
PACCAR	1,200	133
Snap-on	600	213
Textron	2,000	153
		1,660

Information Technology (22.9%)
Amdocs	5,100	450
Arrow Electronics*	1,500	175
Avnet	4,500	232
Canon ADR	9,000	290
Cisco Systems	10,500	635
Cognizant Technology Solutions, Cl A	2,700	223
Dropbox, Cl A*	12,300	396
F5*	800	238
Gen Digital	8,800	237
Hewlett Packard Enterprise	15,000	317
HP	8,600	280

Schedule of Investments

January 31, 2025 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Information Technology (continued)
International Business Machines	3,000	$767
Juniper Networks	6,100	213
NetApp	1,700	208
Open Text	6,600	194
TD SYNNEX	1,900	271
		5,126

Materials (3.6%)
Berry Global Group	2,000	136
CF Industries Holdings	1,200	111
Glatfelter*	552	10
Graphic Packaging Holding	4,900	135
LyondellBasell Industries, Cl A	1,200	91
NewMarket	500	249
Sonoco Products	2,000	95
		827

Utilities (6.0%)
American Electric Power	1,400	138
Atco, Cl I	2,000	64
Evergy	2,700	173
Exelon	2,400	96
National Fuel Gas	3,300	231
NRG Energy	1,700	174
Pinnacle West Capital	1,200	104
Portland General Electric	1,800	74
PPL	4,400	148
Vistra	900	151
		1,353

TOTAL COMMON STOCK
(Cost $18,599)		22,087

LSV U.S. Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.2%)
South Street Securities
4.000%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $279 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $260, 0.500% - 4.875%, 02/28/2026 – 11/15/2048; total market value $284)	$278	$278

TOTAL REPURCHASE AGREEMENT
(Cost $278)		278

Total Investments – 99.8%
(Cost $18,877)		$22,365

Percentages are based on Net Assets of $22,409 (000).

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

.

LSV-QH-007-2200

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